Intangible assets, airport concessions and goodwill - Net: - Expected probability-weighted cash flow (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Impairment loss	$ 0	$ 0
CGU Airplan
Disclosure of geographical areas [line items]
Percentage of expected probability-weighted cash flows	100.00%	100.00%
CGU Aerostar
Disclosure of geographical areas [line items]
Percentage of expected probability-weighted cash flows	100.00%	100.00%
Negative | CGU Airplan
Disclosure of geographical areas [line items]
Percentage of expected probability-weighted cash flows	15.00%	20.00%
Negative | CGU Aerostar
Disclosure of geographical areas [line items]
Percentage of expected probability-weighted cash flows	15.00%	15.00%
Base | CGU Airplan
Disclosure of geographical areas [line items]
Percentage of expected probability-weighted cash flows	75.00%	70.00%
Base | CGU Aerostar
Disclosure of geographical areas [line items]
Percentage of expected probability-weighted cash flows	75.00%	75.00%
Positive | CGU Airplan
Disclosure of geographical areas [line items]
Percentage of expected probability-weighted cash flows	10.00%	10.00%
Positive | CGU Aerostar
Disclosure of geographical areas [line items]
Percentage of expected probability-weighted cash flows	10.00%	10.00%